Other Information	6 Months Ended
Jun. 30, 2020
Other Information [Abstract]
Other Information
Other Information

6.1 Balances and transactions with related parties

MLLNNL, LLC

The Group has multiple, ongoing engagements with MLLNNL, LLC (“Mllnnl”), a marketing agency that employs, and was co-founded by, an employee of the Group’s wholly-owned subsidiary, Smooch Labs. Expenses related to Mllnnl appear in the consolidated results following the Affinitas / Spark Merger in November 2017. For the six months ended June 30, 2020 and 2019, the Group has expensed €149 thousand and €187 thousand, respectively, for services performed by Mllnnl.

6.2 Contingent Liabilities

Pending legal proceedings

Elite Connexion vs. Spark Networks Services GmbH

On September 20, 2018, Elite Connexion filed a cease and desist order and damage claim in France against Spark Networks Services GmbH ("Spark GmbH"), alleging that Spark GmbH bid on search engine terms which violated an agreement between the parties. In Elite Connexion's claim, which was amended in September 2019, Elite Connection claims damages for loss of profit, legal fees, and court fees amounting to €800 thousand. Analysis of the claim is ongoing, and the Group recognized Other provisions of €150 thousand as of June 30, 2020 to reflect its estimated potential liability to Elite Connexion resulting from the claim.

Trademarks

Trademarks are an important element in running online dating sites and mobile applications. Given the large number of markets and brands, Spark Networks is dealing with claims against its trademarks from time to time. As of June 30, 2020, there are several ongoing national procedures which affect trademarks within Hungary, Ireland, Poland, Denmark, Finland, Sweden, the United Kingdom, and Benelux. Some of these procedures are expected to be resolved within the next 12 months.

We have additional existing legal claims and may encounter future legal claims in the normal course of business.

We intend to defend vigorously against each of the above legal proceedings. At this time, management does not believe the above matters, either individually or in the aggregate, will have a material adverse effect on the Group’s results of operations or financial condition and believes the recorded legal provisions as of June 30, 2020 are adequate with respect to the probable and estimable liabilities. However, no assurance can be given that these matters will be resolved in our favor.